Segment Information - Long-lived Assets By Geographic Areas (Details) - Operating segments - Dayrate - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,783.5	$ 2,824.6
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,263.8	1,277.4
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	682.2	693.5
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	576.8	587.3
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 260.7	$ 266.4